Income taxes - Unrecognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized deferred tax assets
Temporary differences	€ 14,258	€ 1,716
Tax losses carried forward	19,021	18,609
Tax credits	341	101
Total unrecognised	33,620	20,426
Effect of deferred tax assets not recognized	€ 3,202	€ 99	€ 205
FRANCE
Unrecognized deferred tax assets
Statutory limitation on use of unrecognized deferred tax assets against future tax liabilities, as a percent of annual taxable profits	50.00%
FINLAND
Unrecognized deferred tax assets
Effect of deferred tax assets not recognized	€ 2,918